Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000253638 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000253638 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000253638 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000253638 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000253638 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000253638 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000253638 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000253638 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000253638 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000253638 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000253638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000253638 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000253638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000253638 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000253638 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253639 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000253639 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000253639 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000253639 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000253639 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000253639 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000253639 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000253639 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000253639 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000253639 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000253639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000253639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000253639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000253639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253639 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000253639 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.